Income taxes (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 3,520	$ 4,881	$ 3,518	$ 8,401	$ 8,059	$ 18,874
Income tax expense	$ (2,045)	$ (3,168)	$ (2,298)	$ (5,213)	$ (5,553)	$ (11,335)
Effective tax rate	58.10%	64.90%	65.30%	62.10%	68.90%	60.10%
Recognition of previously unrecognised deferred tax assets					$ 350	$ 910